CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.44

Loan Level Exceptions
Run Date - XX/XX/XXXX
XXX ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
GK2ZXUZBGBA	XXXXXXXXX	LS DSCR March 2021 FLOW	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
													COMMENT: The guidelines section 7.5 asset documentation, requires assets to be documented with statements covering the most recent 60 day period. The file contains evidence of assets located on pg XXX; however, only 30 days of transactions was provided.
5WKCOLPC0B5	XXXXXXXXX	LS DSCR March 2021 FLOW	1	1	1	1	1	1	1	1
I1UETZ3GMW1	XXXXXXXXX	XXX Non-QM Sec March 2021 FLOW	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 3
COMMENT:   The required impounds per the NanQ ONE Matrix were missing (pg XXX, XXX).

*** (OPEN) Missing Documentation - EV 3
											COMMENT: The loan file does not contain the guidelines for XXX. Unable to confirm that the loan meets all requirements until receipt of the guidelines.		Received XXX exception waiver; Level 2
ZUMVV11KFLD	XXXXXXXXX	XXX Non-QM Sec March 2021 FLOW	1	1	1	1	1	1	1	1
2JMAM3JDKLL	XXXXXXXXX	XXX Non-QM Sec March 2021 FLOW	1	1	1	1	1	1	1	1		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #3 - EV 2 COMMENT: The loan is higher-priced and it meets the Escrow and Appraisal requirements.
TCPRQ0EUI3R	XXXXXXXXX	XXX Non-QM Sec March 2021 FLOW	1	1	1	1	1	1	1	1
5YBSERRHBZG	XXXXXXXXX	XXX Non-QM Sec March 2021 FLOW	1	1	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
H150Z0PK3ZC	XXXXXXXX	LoanStream NanQ - (+ DTI)	3	1	1	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.